INVESTMENT IN JOINT VENTURE (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of joint ventures [abstract]
Scheudle of investment activities
$
Balance at January 1, 2017	-
Investment in Joint Venture	20,000,000
Transaction costs	229,639
Share of loss	(322,578)
Balance at December 31, 2017	19,907,061
Share of income	5,753,782
Balance at December 31, 2018	25,660,843

Summarized financial information about joint venture
	December 31	December 31
	2018	2017
	$	$
Non-current assets	67,263,020	23,144,466
Current assets (a)	20,414,439	3,381,496
Total assets	87,677,459	26,525,962

Non-current liabilities	2,688,273	-
Current liabilities	39,465,718	1,171,118
Total liabilities	42,153,991	1,171,118

(a) includes cash and cash equivalents	2,361,948	2,906,910

Revenue (loss)	4,916,607	-

Income (loss) and comprehensive income (loss) (b)	6,168,624	(645,156)

(b) includes income tax recovery	-	238,620

Schedule of reconciliation of summarized financial information about joint venture
	December 31	December 31
	2018	2017
	$	$
Total net assets of Pure Sunfarms	45,523,468	25,354,844

50% ownership interest held by the Company	22,761,734	12,677,422
50% fair value adjustment on changes in biological asset	3,964,389	7,000,000
Elimination of transactions with the Company	(1,294,919)	-
Transaction costs	229,639	229,639
Carrying amount of the investment	25,660,843	19,907,061